Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2023		$ 208,458	$ 23,059,223		$ (27,888,258)	$ (4,620,577)
Balance, shares at Jan. 31, 2023		208,457,823
Common stock issued for services		$ 2,345	307,008			309,353
Common stock issued for services, shares		2,345,836
Recording replacement options for RTO			1,324,731			1,324,731
Warrants issued			103,846			103,846
Conversion of convertible notes payable		$ 3,845	265,240			269,085
Conversion of convertible notes payable, shares		3,844,073
Issuance of preferred stock and warrants for common stock			276,000	(11,000)		265,000
Issuance of preferred stock and warrants for common stock, shares	23
Net loss					(3,712,047)	(3,712,047)
Balance at Jan. 31, 2024		214,648	25,336,048	(11,000)	(31,600,305)	(6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	214,647,732
Conversion of convertible notes payable		$ 12,848	1,035,945			1,048,793
Conversion of convertible notes payable, shares		12,848,116
Net loss					(5,137,332)	(5,137,332)
Sale of preferred stock			2,084,040	11,000		2,095,040
Sale of preferred stock, shares	173.67
Exercise of warrants		$ 7,071	376,929			384,000
Exercise of warrants, shares		7,071,253
Exercise of options		$ 14,740	(14,740)
Exercise of options, shares		14,740,000
Stock-based compensation		$ 12,156	2,953,959			2,966,115
Stock-based compensation, shares		12,156,124
Costs related to sale of preferred stock			(59,656)			(59,656)
Balance at Jan. 31, 2025		$ 261,463	$ 31,712,525		$ (37,142,942)	$ (5,168,954)
Balance, shares at Jan. 31, 2025	196.67	261,463,225